Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of composition of the ecopetrol business group's reserves

The following is the composition of the Ecopetrol Business Group’s reserves as of December 31, 2020 and 2019:

	2020	2019
Legal reserve	4,568,980	3,243,832
Fiscal and statutory reserves	509,082	509,082
Occasional reserves (1)	4,557,074	31,744
	9,635,136	3,784,658
(1)

Ecopetrol's General Shareholders' Meeting, held on March 27, 2020, approved the 2019 profit distribution project and set up a reserve of 4,557,074 in order to support the Company's financial sustainability and flexibility in development of its strategy.

Schedule of balance of movement of equity reserves

The movement of equity reserves is the following for the years ended December 31, 2020 and 2019:

	2020	2019
Opening balance	3,784,658	5,138,895
Release of reserves	(540,826)	(3,050,703)
Allocation to reserves	6,391,304	5,355,852
Dividends declared	—	(3,659,386)
Closing balance	9,635,136	3,784,658

Schedule of composition of the other comprehensive income attributable to the shareholders

The following is the composition of the other comprehensive income attributable to the shareholders of the parent, Ecopetrol S.A., net of tax:

	2020	2019	2018
Foreign currency translation	11,794,201	10,265,398	10,235,891
Cash flow hedge with derivative instruments	44,132	3,689	(30,962)
Cash flow hedges for future exports	(136,470)	(135,748)	(374,079)
Actuarial gain on defined benefit plans	(2,260,989)	(2,357,210)	(557,381)
Hedge of a net investment in a foreign operation	(1,494,926)	(1,130,583)	(1,069,316)
Others	1,114	1,114	176,608
	7,947,062	6,646,660	8,380,761

Schedule of earnings per share

		2020		2019		2018
Profit attributable to Ecopetrol’s shareholders		1,586,677		13,744,011		11,381,386
Weighted average number of outstanding shares		41,116,694,690		41,116,694,690		41,116,694,690
Net basic earnings per share (Colombian pesos)	COP$	38.6	COP$	334.3	COP$	276.8